Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	For the Years Ended June 30,
	2013	2012

Experted US tax at statutory rate	$8,888,894	$5,767,388
Foreign tax differential	(1,905,795)	(2,445,869)
Permanent differences	(411,820)	(194,885)
Change in valuation allowance	449,012	4,188,248
Provision for Income Taxes	$7,020,291	$7,314,882